Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 60,795	$ 38,013	$ 348,834
Accounts receivable, net	10,021,195	11,433,504	13,455,551
Due from related party	788,981	716,721	1,155,429
Inventories	1,979,184	133,913	147,271
Prepayment	7,943,133	6,805,039	513,491
Other receivables, net	40,359	46,640	10,686,077
Total Current Assets	20,833,647	19,173,830	26,306,653
Long term investment	22,812	21,273
Property, plant and equipment, net	6,573,581	7,194,262	6,266,743
Right of use assets	1,203,750	1,284,319	1,413,598
Operating lease right of use asset, net	172,446	224,463
Intangible assets, net	10,974	12,831	16,198
Goodwill	674,309	695,175	709,705
Other assets and deposits	20,427	31,496	20,955
Deferred tax asset	249,549	262,798	454,848
Total Assets	29,761,495	28,900,447	35,188,700
Current Liabilities:
Current portion of long-term debt	1,108,810	1,174,756	4,571,452
Accounts payable and accrued payables	10,094,306	8,291,572	10,025,369
Advances from customers	281,395	501,720	297,003
Operating lease liabilities - current	54,800	67,484
Income tax payable	518,737	543,477	529,416
Other payables	2,356,270	3,029,672	5,584,607
Due to related party	144,617	161,429	153,370
Total Current Liabilities	14,558,935	13,770,110	21,161,217
Long-term loans	51,011	283,860	1,425,475
Operating lease liabilities - noncurrent	98,671	138,620
Deferred tax liabilities			605
Total Liabilities	14,708,617	14,192,590	22,587,297
Stockholders’ Equity:
Series A Preferred Stock，$0.0001 par value, 30,000,000 shares authorized, 19,000,000 shares issued and outstanding as of June 30, 2022 and December 31, 2021.	1,900	1,900	1,900
Common stock, $0.0001 par value, 500,000,000 shares authorized, 38,502,954 shares issued and outstanding as of June 30, 2022 and December 31, 2021.	3,850	3,850	3,850
Additional paid in capital	19,933,793	19,933,793	19,933,793
Accumulated deficit	(6,117,852)	(6,876,227)	(8,596,332)
Accumulated other comprehensive loss	1,087,090	1,500,727	1,128,351
Stockholders’ Equity (Deficit) - Muliang Viagoo Technology Inc. and Variable Interest Entities	14,908,781	14,564,043	12,471,562
Noncontrolling interest	144,097	143,814	129,841
Total Stockholders’ Equity (Deficit)	15,052,878	14,707,857	12,601,403
Total Liabilities and Stockholders’ Equity	$ 29,761,495	$ 28,900,447	$ 35,188,700